Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

February 16, 2017

Värde Partners, Inc.
510 Madison Avenue
New York, New York 10022

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Värde Partners, Inc., on behalf of itself and The Värde Scratch and Dent Master, L.P. and The Värde Scratch and Dent Master I-A, L.P. (the “Company”) and Credit Suisse Securities (USA) LLC (“Credit Suisse” and, together with the Company, the “Specified Parties”) relating to the proposed offering of certain classes of VSD 2017-PLT1 Notes.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

Representatives of Company provided us with computer-generated mortgage loan data files and related record layouts with respect to (i) 10 mortgage loans on January 3, 2017 (the “Pool A Sample Set 1 Data File”), 2 mortgage loans on January 24, 2017 (the “Pool A Sample Set 2 Data File”), (iii) 4 mortgage loans on January 25, 2017 (the “Pool A Sample Set 3 Data File”), (iv) 10 mortgage loans on January 27, 2017 (the “Pool A Sample Set 4 Data File”) and (v) 4 mortgage loans on January 30, 2017 (the “Pool A Sample Set 5 Data File” and, together with the Pool A Sample Set 1 Data File, Pool A Sample Set 2 Data File, Pool A Sample Set 3 Data File and Pool A Sample Set 4 Data File, the “Pool A Sample Data File”). The mortgage loans set forth on the Pool A Sample Data File are referred to herein as the “Pool A Sample Assets.”

From December 12, 2016 through February 1, 2017, representatives of the Company provided us with certain Pool A Source Documents (as defined in the attached Appendix A) related to the mortgage loans set forth on the Pool A Sample Data File.

At your request, for each of the mortgage loans set forth on the Pool A Sample Data File, we compared certain characteristics (the “Pool A Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Pool A Source Documents and found them to be in agreement, except as described in Appendix B. Supplemental information is contained on Appendix C.

Representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout with respect to 10 mortgage loans on February 1, 2017 (the “Pool B Data File”). The mortgage loans set forth on the Pool B Data File are referred to herein as the “Pool B Assets.”

From December 12, 2016 through February 1, 2017, representatives of the Company provided us with certain Pool B Source Documents (as defined in the attached Appendix D) related to the mortgage loans set forth on the Pool B Data File.

At your request, for each of the mortgage loans set forth on the Pool B Data File, we compared certain characteristics (the “Pool B Characteristics” as indicated on Appendix D) to the corresponding information set forth on or derived from the corresponding Pool B Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Pool A Sample Data File or Pool B Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Pool A Source Documents and Pool B Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Pool A Sample Assets and Pool B Assets, (iii) the existence or ownership of the Pool A Sample Assets and Pool B Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Pool A Sample Data File and Pool B Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 16, 2017.

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Pool A Sample Assets (the “Pool A Source Documents”):

Promissory notes, modifications, consolidated, amended and restated promissory notes (collectively, the “Promissory Note”);

Loan agreements, consolidated, amended loan agreements, modifications, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The guaranty agreements (the “Guaranty”);

The real estate property appraisal reports (the “Appraisal Report”);

Broker price opinion reports (the “BPO”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Servicer reports and records and provided electronic files (the “Servicer Records”); and

Property level financial statements (the “Operating Statement”).

	Pool A Characteristics	Pool A Source Documents
1	Borrower	Promissory Note / Loan Agreement
2	Loan ID	Identification purposes only- not applicable
3	Relationship ID	Identification purposes only- not applicable
4	Deal Name	Provided Information
5	Entity	Provided Information
6	SPML	Provided Information
7	CFML	Provided Information
8	NPML	Provided Information
9	REO	Provided Information
10	Acquired UPB	Servicer Records
11	REL UPB	Servicer Records
12	Current Maturity Date	Promissory Note / Loan Agreement
13	Maximum Optional Extended Maturity Date	Promissory Note / Loan Agreement
14	Lien	Servicer Records
15	# Properties	Appraisal Report / BPO (1)
16	Address	Appraisal Report / BPO (1)
17	City	Appraisal Report / BPO (1)

	Pool A Characteristics	Pool A Source Documents
18	State	Appraisal Report / BPO (1)
19	Zip Code	Appraisal Report / BPO (1)
20	Collateral Type	Appraisal Report
21	Land Size (if applicable)	Appraisal Report (2)
22	Size (Square Feet) (if applicable)	Rent Roll (3)
23	Unit Count (if applicable)	Rent Roll (4)
24	Appraisal Date	Appraisal Report
25	Appraised Collateral Value	Appraisal Report
26	BPO Value (if applicable)	BPO
27	BPO Date (if applicable)	BPO
28	Resolution Strategy	Servicer Records
29	Resolution Amount	Servicer Records
30	Resolution Date	Servicer Records
31	% BPO	Refer to calculation procedures
32	% Collateral Value	Refer to calculation procedures
33	Acquisition Date	Servicer Records
34	Purchase Price	Servicer Records
35	REL Purchase Price	Servicer Records
36	Adjusted Basis	Refer to calculation procedures
37	Price/Collateral Value	Refer to calculation procedures
38	ERC	Refer to calculation procedures
39	Current UPB	Servicer Records
40	Paid Through Date	Servicer Records
41	Senior Lien Amount	Servicer Records
42	Principal Received	Refer to calculation procedures
43	Next Due Date	Servicer Records
44	Days Delinquent	Refer to calculation procedures
45	Modification Flag	Servicer Records
46	Recourse (Y/N)	Guaranty/Loan Agreement
47	Recourse (Full/Partial)	Guaranty/Loan Agreement
48	Mortgage Type (Fixed/Adjustable)	Promissory Note / Loan Agreement
49	Initial Fixed Rate Period (Hybrid ARMs)	Promissory Note / Loan Agreement
50	Payment Frequency	Promissory Note / Loan Agreement
51	Interest Adjustment Period (months)	Promissory Note / Loan Agreement
52	Rate Index	Promissory Note / Loan Agreement
53	Margin	Promissory Note / Loan Agreement
54	Gross Interest Rate	Refer to calculation procedures
55	Index Rounding Methodology	Promissory Note / Loan Agreement
56	Rate Rounding Methodology	Promissory Note / Loan Agreement
57	Native Index Rate	Provided Information
58	Interest Accrual Period Day Of Month (Start)	Promissory Note / Loan Agreement

	Pool A Characteristics	Pool A Source Documents
59	Maximum Interest Adjustment (Lifetime)	Refer to calculation procedures
60	Rate Cap (Lifetime)	Promissory Note / Loan Agreement
61	Periodic Cap	Promissory Note / Loan Agreement
62	Rate Floor (Lifetime)	Promissory Note / Loan Agreement
63	Accrual Basis	Promissory Note / Loan Agreement
64	Loan Amortization Type	Promissory Note / Loan Agreement
65	Monthly Debt Service Amount (Amortizing)	Refer to calculation procedures
66	Monthly Debt Service Amount (IO)	Refer to calculation procedures
67	Monthly Debt Service Amount (at Cap)	Refer to calculation procedures
68	Amortization Term Description	Promissory Note / Loan Agreement
69	Scheduled Amortization Term (Remaining)	Refer to calculation procedures
70	Loan Term (Current)	Refer to calculation procedures
71	Loan Term (Remaining)	Refer to calculation procedures
72	IO Period (Remaining)	Refer to calculation procedures
73	Seasoning	Refer to calculation procedures
74	Prepayment Provision	Promissory Note / Loan Agreement
75	Occupancy %	Rent Roll
76	Occupancy As of Date	Rent Roll
77	Single Tenant	Rent Roll / Appraisal Report
78	Owner Occupied	Rent Roll / Appraisal Report
79	Most Recent Financial End Date	Operating Statement
80	Most Recent EGI	Operating Statement
81	Most Recent Expenses	Operating Statement
82	Most Recent NOI	Operating Statement
83	Annualized NOI	Refer to calculation procedures
84	Projection1 NPV (if applicable)	Servicer Records
85	Projection2 NPV (if applicable)	Servicer Records
86	Projection3 NPV (if applicable)	Servicer Records
87	Projection4 NPV (if applicable)	Servicer Records
88	Projection5 NPV (if applicable)	Servicer Records
89	Projection6 NPV (if applicable)	Servicer Records
90	Projection7 NPV (if applicable)	Servicer Records
91	Projection8 NPV (if applicable)	Servicer Records
92	Projection9 NPV (if applicable)	Servicer Records
93	Projection10 NPV (if applicable)	Servicer Records
94	Projection11 NPV (if applicable)	Servicer Records
95	Projection12 NPV (if applicable)	Servicer Records
96	Projection13 NPV (if applicable)	Servicer Records
97	Projection14 NPV (if applicable)	Servicer Records
98	Projection15 NPV (if applicable)	Servicer Records
99	Projection16 NPV (if applicable)	Servicer Records

	Pool A Characteristics	Pool A Source Documents
100	Projection17 NPV (if applicable)	Servicer Records
101	Projection18 NPV (if applicable)	Servicer Records
102	Projection19 NPV (if applicable)	Servicer Records
103	Projection20 NPV (if applicable)	Servicer Records
104	Projection21 NPV (if applicable)	Servicer Records
105	Projection22 NPV (if applicable)	Servicer Records
106	Projection23 NPV (if applicable)	Servicer Records
107	Projection24 NPV (if applicable)	Servicer Records
108	Projection25 NPV (if applicable)	Servicer Records
109	Projection26 NPV (if applicable)	Servicer Records
110	Projection27 NPV (if applicable)	Servicer Records
111	Projection28 NPV (if applicable)	Servicer Records
112	Projection29 NPV (if applicable)	Servicer Records
113	Projection30 NPV (if applicable)	Servicer Records
114	Projection31 NPV (if applicable)	Servicer Records
115	Projection32 NPV (if applicable)	Servicer Records
116	Projection33 NPV (if applicable)	Servicer Records
117	Projection34 NPV (if applicable)	Servicer Records
118	Projection35 NPV (if applicable)	Servicer Records
119	Projection36 NPV (if applicable)	Servicer Records
120	Projection37 NPV (if applicable)	Servicer Records
121	Projection38 NPV (if applicable)	Servicer Records
122	Projection39 NPV (if applicable)	Servicer Records
123	Projection40 NPV (if applicable)	Servicer Records
124	Projection41 NPV (if applicable)	Servicer Records
125	Projection42 NPV (if applicable)	Servicer Records
126	Projection43 NPV (if applicable)	Servicer Records
127	Projection44 NPV (if applicable)	Servicer Records
128	Projection45 NPV (if applicable)	Servicer Records
129	Projection46 NPV (if applicable)	Servicer Records
130	Projection47 NPV (if applicable)	Servicer Records
131	Projection48 NPV (if applicable)	Servicer Records
132	Projection49 NPV (if applicable)	Servicer Records
133	Projection50 NPV (if applicable)	Servicer Records
134	Projection51 NPV (if applicable)	Servicer Records
135	Projection52 NPV (if applicable)	Servicer Records
136	Projection53 NPV (if applicable)	Servicer Records
137	Projection54 NPV (if applicable)	Servicer Records
138	Projection55 NPV (if applicable)	Servicer Records
139	Projection56 NPV (if applicable)	Servicer Records
140	Projection57 NPV (if applicable)	Servicer Records

	Pool A Characteristics	Pool A Source Documents
141	Projection58 NPV (if applicable)	Servicer Records
142	Projection59 NPV (if applicable)	Servicer Records
143	Projection60 NPV (if applicable)	Servicer Records
144	Projection61 NPV (if applicable)	Servicer Records
145	Projection62 NPV (if applicable)	Servicer Records
146	Projection63 NPV (if applicable)	Servicer Records
147	Projection64 NPV (if applicable)	Servicer Records
148	Projection65 NPV (if applicable)	Servicer Records
149	Projection66 NPV (if applicable)	Servicer Records
150	Projection67 NPV (if applicable)	Servicer Records
151	Projection68 NPV (if applicable)	Servicer Records
152	Projection69 NPV (if applicable)	Servicer Records
153	Projection70 NPV (if applicable)	Servicer Records
154	Projection71 NPV (if applicable)	Servicer Records
155	Projection72 NPV (if applicable)	Servicer Records
156	Projection73 NPV (if applicable)	Servicer Records

(1)	We were instructed by representatives of the Company to compare the # Properties, Address, City, State and Zip Code to either the Appraisal Report or BPO having the most recent report date.
(2)	Land Size is only applicable to Collateral Types “Agricultural” and “Residential Land” (as set forth on the Appraisal Report). In addition, we were instructed by representatives of the Company to include Land Size for Loan ID 6640002100.
(3)	Size (Square Feet) is only applicable to Collateral Types of “Retail,” “Office,” and “Other” (as set forth on the Appraisal Report).
(4)	Unit Count is only applicable to Collateral Types of “Multi-Family” and “Lodging” (as set forth on the Appraisal Report).

With respect to Characteristic 31, we recomputed the % BPO by dividing the (i) Resolution Amount by (ii) BPO Value. This procedure was only performed for Pool A Sample Assets with an available BPO.

With respect to Characteristic 32, we recomputed the % Collateral Value by dividing the (i) Resolution Amount by (ii) Appraised Collateral Value.

With respect to Characteristic 36, we recomputed the Adjusted Basis by subtracting the (i) Principal Received from (ii) Purchase Price.

With respect to Characteristic 37, we recomputed the Price/Collateral Value dividing the (i) Purchase Price by (ii) Appraised Collateral Value.

With respect to Characteristic 38, we recomputed the ERC by summing Projection1 NPV through Projection73 NPV, each as applicable.

With respect to Characteristic 42, we recomputed the Principal Received by subtracting the (i) Current UPB from (ii) Acquired UPB.

With respect to Characteristic 44, we recomputed the Days Delinquent by determining the number of days from and including December 31, 2016 (the “Cut-off Date”) to and inclusive of the Next Due Date. We were instructed by representatives of the Company that Pool A Sample Assets with less than 30 Days Delinquent are not applicable.

With respect to Characteristic 54, we recomputed the Gross Interest Rate by summing the (i) Margin and (ii) Rate Index, to a result no less than the Rate Floor (Lifetime) and no greater than the Rate Cap (Lifetime).

With respect to Characteristic 59, we recomputed the Maximum Interest Adjustment (Lifetime) by subtracting the (i) Rate Floor (Lifetime) or Margin, as applicable, from (ii) Rate Cap (Lifetime).

With respect to Characteristic 65, we recomputed the Monthly Debt Service Amount (Amortizing) by summing the (i) Monthly Debt Service Amount (IO) and (ii) the fixed principal monthly amortization amount (set forth on the Promissory Note). This procedure was performed for Pool A Sample Assets with an Amortization Term Description of “Scheduled” or “Fixed.”

With respect to Characteristic 66, we recomputed the Monthly Debt Service Amount (IO) by multiplying the (i) Current UPB and (ii) product of (a) Gross Interest Rate and (b) a fraction equal to 31/360. This procedure was performed for Pool A Sample Assets with an IO Period (Remaining) greater than zero.

With respect to Characteristic 67, we recomputed the Monthly Debt Service Amount (at Cap) by multiplying the (i) Current UPB and (ii) product of (a) Rate Cap (Lifetime) and (b) a fraction equal to 365/360. This procedure was performed for Pool A Sample Assets with Rate Cap (Lifetime) greater than zero.

With respect to Characteristic 69, we recomputed the Scheduled Amortization Term (Remaining) by determining the number of payment dates following the Cut-off Date to and inclusive of the Current Maturity Date. This procedure was performed for Pool A Sample Assets with an Amortization Term Description of “Scheduled” or “Fixed.”

With respect to Characteristic 70, we recomputed the Loan Term (Current) by determining the number of payment dates from and inclusive of the first payment date (as set forth on the Promissory Note) to and inclusive of the Current Maturity Date.

With respect to Characteristic 71, we recomputed the Loan Term (Remaining) by determining the number of payment dates following the Cut-off Date to and inclusive of the Current Maturity Date.

With respect to Characteristic 72, we recomputed the IO period (Remaining) by determining the number of interest only payment dates (as derived from the Promissory Note) following the Cut-off Date to and inclusive of the Current Maturity Date.

With respect to Characteristic 73, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the first payment date (as set forth on the Promissory Note) to and inclusive of the Cut-off Date.

With respect to Characteristic 83, we recomputed the Annualized NOI by multiplying the (i) Most Recent NOI by (ii) the ratio obtained by dividing (a) 12 by (b) number of calendar months from 12/31/2015 to and inclusive of the Most Recent Financial End Date.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 16, 2017.

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description
1	One difference in # Properties
2	Two differences in % BPO
3	Five differences in Acquisition Date
4	Seven differences in Address
5	Two differences in Amortization Term Description
6	One difference in Annualized NOI
7	Five differences in Appraisal Date
8	One difference in Appraised Collateral Value
9	Two differences in Borrower
10	Ten differences in BPO Date
11	Eight differences in BPO Value
12	One difference in City
13	Two differences in Current Maturity Date
14	One difference in Gross Interest Rate
15	Two differences in Initial Fixed Rate Period (Hybrid ARMs)
16	One difference in Interest Accrual Period Day Of Month (Start)
17	Three differences in IO Period (Remaining)
18	One difference in Land Size
19	Three differences in Lien
20	Three differences in Loan Amortization Type
21	Three differences in Loan Term (Current)
22	Two differences in Loan Term (Remaining)
23	Five differences in Maximum Optional Extended Maturity Date
24	Two differences in Monthly Debt Service Amount (at Cap)
25	Nine differences in Most Recent EGI
26	Nine differences in Most Recent Expenses
27	Three differences in Most Recent Financial End Date
28	Nine differences in Most Recent NOI
29	One difference in Native Index Rate
30	Six differences in Occupancy %
31	Five differences in Occupancy As of Date
32	Two differences in Owner Occupied
33	Twenty-five differences in Prepayment Provision
34	Two differences in Price/Collateral Value
35	Four differences in Principal Received
36	One difference in Rate Floor (Lifetime)
37	Two differences in Recourse (Full/Partial)
38	One difference in Recourse (Y/N)

Exception Description Number	Exception Description
39	One difference in REL UPB
40	One difference in Resolution Date
41	Three differences in Scheduled Amortization Term (Remaining)
42	Three differences in Monthly Debt Service Amount (Amortizing)
43	Four differences in Monthly Debt Service Amount (IO)
44	One difference in Seasoning
45	Five differences in Single Tenant
46	Five differences in Size (Square Feet)
47	One difference in State
48	Two differences in Unit Count
49	Five differences in Zip Code

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 16, 2017.

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
1	6640002100	# Properties	0	1
2	2242501	% BPO	75.89%	77.23%
2	2243701	% BPO	95.23%	105.81%
3	2233501	Acquisition Date	2/5/2016	8/31/2016
3	2233601	Acquisition Date	6/1/2015	8/31/2016
3	2238101	Acquisition Date	12/8/2015	9/28/2016
3	2238201	Acquisition Date	5/9/2016	9/28/2016
3	6646006000	Acquisition Date	3/28/2011	12/30/2015
4	2196401	Address	5819 NW LOOP 410	5819 NW LOOP 410; 25 NE LOOP 410
4	2205201	Address	800-1000 HART ROAD	600 & 800-1000 HART ROAD
4	2209801	Address	3150 LENOX PARK BLVD	3150 LENOX PARK BLVD; 6745,6750 & 6775 Lenox Center Court
4	2233501	Address	5469-5473 KEARNEY VILLA ROAD	5469, 5471 & 5473 KEARNY VILLA ROAD
4	2233601	Address	6100 MACK ROAD	6100, 6200 & 6210-6290 MACK ROAD
4	6639002000	Address	2101 Hwy K; 402 SE M-291; 8132 N. Oak Trafficway; 14450 E 40 Hwy; 8401 Clint Dr; 1405 Northwest 7 Hwy; 13401 Stateline Rd; 1531 E. 23rd St; 9531 W. 87th St; 11340 W 135th St; 11300 W. Shawnee Mission Pkwy; 7690 W. 151st St; 1856 Santa Fe Dr; 18613 W. 151st St	2101 Hwy K; 402 SE M-291; 8132 N. Oak Trafficway; 14450 E 40 Hwy; 8401 Clint Dr; 1405 Northwest 7 Hwy; 13401 Stateline Rd; 1531 E. 23rd St; 9531 W. 87th St; 11340 W 135th St; 11300 Shawnee Mission Pkwy; 7690 W. 151st St; 1856 Santa Fe Dr; 18613 W. 151st St; 9500 E. 350 Highway
4	6640002100	Address	NULL	57 Comares Ave
5	6630004000	Amortization Term Description	Scheduled	Fixed
5	6645001000	Amortization Term Description	Fixed
6	2233601	Annualized NOI	$933,217.33	$931,882.67
7	2205201	Appraisal Date	N/A	1/7/2004
7	2233501	Appraisal Date	1/27/2016	12/28/2015
7	2233601	Appraisal Date	4/30/2015	4/3/2015
7	6639002000	Appraisal Date	3/6/2006	01/10/2006-01/30/2006
7	6646006000	Appraisal Date	7/20/2016	7/20/2016; 6/22/2016
8	2205201	Appraised Collateral Value	N/A	12,600,000
9	2209201	Borrower	MONROE CROSSING EQUITIES LLC	MONROE CROSSING EQUITIES LLC; MONROE CROSSING CR LLC; MONROE CROSSING LR LLC; MONROE CROSSING TEI FUNDS LLC; MONROE CROSSING CEG IV LLC
9	6646006000	Borrower	G ROAD GROVE LLC	Gator Grove, L.C.; "G" Road Grove, L.L.C.
10	2196401	BPO Date	9/20/2013	3/14/2016
10	2196601	BPO Date	6/26/2015	3/14/2016
10	2205201	BPO Date	1/7/2004	4/8/2016

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
10	2209201	BPO Date	10/24/2014	5/13/2016
10	2209301	BPO Date	10/21/2014	5/10/2016
10	2209701	BPO Date	6/2/2016	6/1/2016
10	2233401	BPO Date	7/6/2016	7/1/2016
10	2238101	BPO Date	9/19/2016	9/12/2016
10	2243701	BPO Date	10/20/2016	1/1/2017
10	6640002100	BPO Date	12/21/2015	NAV
11	2196401	BPO Value	32,800,000	34,600,000
11	2196601	BPO Value	9,950,000	8,973,192
11	2205201	BPO Value	12,600,000	11,000,000
11	2209201	BPO Value	18,700,000	18,307,913
11	2209301	BPO Value	16,600,000	10,624,368
11	2209801	BPO Value	22,373,000	22,372,825
11	2242501	BPO Value	5,695,935	5,596,935
11	2243701	BPO Value	3,556,050	3,200,445
12	6640002100	City	NULL	St Augustine
13	6630004000	Current Maturity Date	5/16/2023	5/15/2023
13	6640002100	Current Maturity Date	5/1/2016	5/1/2018
14	6645001000	Gross Interest Rate	4.500000%	4.750000%
15	2233501	Initial Fixed Rate Period (Hybrid ARMs)	1	N/A
15	2233601	Initial Fixed Rate Period (Hybrid ARMs)	15	N/A
16	2196401	Interest Accrual Period Day Of Month (Start)	12	10
17	2196601	IO Period (Remaining)	21	0
17	6640002100	IO Period (Remaining)	0	17
17	6645001000	IO Period (Remaining)	0	6
18	6646006000	Land Size	38,171,781	48,132,250
19	2205101	Lien	First	Cross-Collateralized
19	2205201	Lien	1	Cross-Collateralized
19	2209301	Lien	1	Unsecured
20	2196601	Loan Amortization Type	PARTIAL IO	FIXED PRIN
20	6630004000	Loan Amortization Type	REG AMORT	FIXED PRIN
20	6645001000	Loan Amortization Type	FIXED PRIN	INT ONLY
21	2196401	Loan Term (Current)	36	48
21	2209301	Loan Term (Current)	24	25
21	6640002100	Loan Term (Current)	119	148

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
22	2196401	Loan Term (Remaining)	10	11
22	6640002100	Loan Term (Remaining)	0	17
23	2205101	Maximum Optional Extended Maturity Date	3/1/2014	3/1/2018
23	2205201	Maximum Optional Extended Maturity Date	3/1/2017	3/1/2018
23	6616001000	Maximum Optional Extended Maturity Date	1/1/2017	1/1/2018
23	6630004000	Maximum Optional Extended Maturity Date	5/16/2023	5/15/2023
23	6640002100	Maximum Optional Extended Maturity Date	5/1/2016	5/1/2018
24	2206201	Monthly Debt Service Amount (at Cap)	$29,707.86	$23,362.80
24	6645001000	Monthly Debt Service Amount (at Cap)	$176,737.56	$37,442.12
25	2196401	Most Recent EGI	$4,492,675	$4,492,687
25	2196601	Most Recent EGI	$1,250,783	$1,133,758
25	2205201	Most Recent EGI	$1,821,966	$2,227,946
25	2209201	Most Recent EGI	$3,176,620	$3,057,577
25	2209301	Most Recent EGI	$3,408,531	$6,963,950
25	2209801	Most Recent EGI	$4,697,662	$4,902,656
25	2242901	Most Recent EGI	NAV	$876,980.00
25	6630004000	Most Recent EGI	NAV	$521,640.00
25	6639002000	Most Recent EGI	NAV	$6,952,506
26	2196601	Most Recent Expenses	$561,622.00	$499,958.25
26	2205201	Most Recent Expenses	$754,600.00	$1,401,235
26	2209201	Most Recent Expenses	$1,711,201	$1,394,511
26	2209301	Most Recent Expenses	$1,961,421	$5,717,770
26	2209801	Most Recent Expenses	$5,764,827	$3,366,014
26	2233601	Most Recent Expenses	$390,065.00	$390,038.00

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
26	2242901	Most Recent Expenses	NAV	$553,489.00
26	6630004000	Most Recent Expenses	NAV	$202,182.00
26	6639002000	Most Recent Expenses	NAV	$4,505,491.49
27	2242901	Most Recent Financial End Date	NAV	10/22/2016
27	6630004000	Most Recent Financial End Date	NAV	9/21/2016
27	6639002000	Most Recent Financial End Date	NAV	T12 - 12/31/2015
28	2196601	Most Recent NOI	$738,360.00	$633,799.44
28	2205201	Most Recent NOI	$1,067,366	$826,711.22
28	2209201	Most Recent NOI	$1,239,493	$1,663,065.52
28	2209301	Most Recent NOI	$1,252,628	$1,246,179.99
28	2209801	Most Recent NOI	$1,632,806	$1,536,642.20
28	2233601	Most Recent NOI	$698,885.00	$698,912.00
28	2242901	Most Recent NOI	NAV	$323,491.00
28	6630004000	Most Recent NOI	NAV	$319,458.00
28	6639002000	Most Recent NOI	NAV	$2,447,014.15
29	6645001000	Native Index Rate	3.500000%	3.750000%
30	2205101	Occupancy %	73.0	62.0
30	2206201	Occupancy %	NAV	39.0
30	2242901	Occupancy %	NAV	83.0
30	6630004000	Occupancy %	NAV	90.0
30	6639002000	Occupancy %	100.0	93.0
30	6640002100	Occupancy %	N/A	80.0
31	2206201	Occupancy As of Date	NAV	9/1/2013
31	2238101	Occupancy As of Date	5/29/2016	12/31/2016
31	2242901	Occupancy As of Date	NAV	10/22/2016
31	6630004000	Occupancy As of Date	NAV	9/21/2016
31	6639002000	Occupancy As of Date	1/10/2017	10/27/2015
32	6640002100	Owner Occupied	Y	N
32	6646006000	Owner Occupied	Y	N/A
33	2196601	Prepayment Provision	1.5% of outstanding balance; Expires Feb 2017	May prepay in full before Feb 2017 only with payment of 1.5% of outstanding balance. No prepayment fee due after Feb 2017.
33	2205101	Prepayment Provision	Borrower may prepay in full with premium or penalty per modification dated 1//2014	Borrower shall have the right to prepay the Loans (including any interest and other amounts owed by Borrower in connection therewith), in full (but not in part), at par and without premium or penalty at any time during the term of the Loan.

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
33	2205201	Prepayment Provision	N/A	Borrower shall have the right to prepay including any interest and other amounts in full, but not in part, at par and without premium or penalty at any time.
33	2206201	Prepayment Provision	N/A	May prepay in full or in part with payment of prepayment penalty equal to 3% of amount being paid.
33	2209201	Prepayment Provision	1% of Outstanding Balance	Expired
33	2209301	Prepayment Provision	Spread Maintenance Premium (until 1/9/2017) plus 2% of Outstanding Balance	Borrower may prepay in full or in part with Spread Maintenance Premium if prepaid prior to 1/9/2017 and Prepayment Premium of 2% of balance being prepaid plus 1.0% Exit Fee. Prepayment Premium not due after 7/9/2017.
33	2209701	Prepayment Provision	May prepay in full or in part beginning Jan,1, 2017 with payment of Exit Fee equal to .5% of balance being prepaid.	Beginning July 1, 2016, borrower may prepay in full only with prepayment and exit fees and beginning January 1, 2017 prepay in full or in part with payment of exit fee equal to .5% of balance being prepaid.
33	2209801	Prepayment Provision	Prepayment Premium of PV of all remaining P&I payments to Oct 2016 discounted at LIBOR plus Exit Fee of .25% of outstanding principal balance. After Oct 2016, Prepayment Premium will no longer be due.	Expired
33	2233401	Prepayment Provision		Borrower may prepay in whole or in part on any payment date during the initial term with payment of an exit fee of 1.0% of the principal amount of the loan and Spread Maintenance Premium.
33	2233501	Prepayment Provision	Upon prepayment, borrower shall pay to CCRE an Exit Fee of 1%	Locked out until Aug 9th, 2016 at which time loan may prepay in full or in part by paying Spread Maintenance Premium. No penalty after Aug 9, 2017.
33	2233601	Prepayment Provision	Borrower can prepay after the Lookout Date which is 6/9/16; Borrower can prepay no earlier than 60 days after 1st of month following receipt of written notice	Locked out until Jun 9th, 2016 at which time loan may prepay in full or in part by paying Spread Maintenance Premium. No Spread Maintenance after Jun 9, 2017.
33	2238101	Prepayment Provision	Open Prepayment Date 10/6/25 (3mths. Prior to maturity)	Borrower may prepay in whole after Oct 6th, 2025( 3 months prior to maturity date). Beginning two years after start up date, borrower may elect to Defease.
33	2238201	Prepayment Provision	Open Prepayment Date 2/6/26 (4mths. Prior to maturity)	Locked out until Feb 6th, 2026 (4 months prior to maturity date). Beginning two years after start up date, borrower may elect to Defease.
33	2242401	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 150 days of maturity.	On and after 12/1/2012 prepay in whole with prepayment penalty equal to the greater of 1% of unpaid principal balance or Discounted YM Fee. No prepayment penalty within 150 days of the maturity date.
33	2242501	Prepayment Provision	Borrower may prepay in full with premium or penalty per modification dated 12/7/2011	Borrower may prepay the outstanding principal balance at par value plus accrued interest at any time after October 1, 2011.
33	2242601	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.	Lockout prior to 1/1/2010, on and after may prepay in full only with payment of the greater of a) 1% of unpaid principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
33	2242901	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 150 days of maturity.	Lockout expired. May prepay in full only with payment of the greater of a) 1% of principal balance and b) Discounted YM Fee. No prepayment required with 150 days of maturity.
33	2243701	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.	Lockout prior to 9/13/2007, on and after may prepay in full only with payment of the greater of a) 1% of unpaid principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.
33	6616001000	Prepayment Provision	Borrower shall have no right to prepay, and Lender shall have no obligation to accept tendered payments of, any portion of the unpaid Principal Sum outstanding under this Note prior to the beginning of the Permitted Prepayment Period. The date fixed for prepayment in such notice shall become the Maturity Date, except that for the purpose of calculating the amounts payable pursuant to Paragraph 10 of this Note, the Maturity
Date shall mean the date set forth in Paragraph 1.10 of this Note.
10. PREPAYMENT INDEMNIFICATION. Borrower shall indemnify Lender against any loss, damage and expense Lender incurs if the unpaid Principal Sum is paid prior to the Maturity Date for any reason except (i) a payment of the entire unpaid Principal Sum, with accrued and unpaid interest, made within ninety (90) days of the Maturity Date or (ii) any application by Lender of Insurance Proceeds or Taking Proceeds to reduction of the Secured
Debt pursuant to the other Loan Documents. Lender and Borrower acknowledge that different methods could be used to calculate Lender's actual damages if the unpaid Principal Sum is paid prior to the Maturity Date. To avoid disputes over which method shall apply, Borrower agrees that the following is a reasonable method to calculate damages in such case, and Borrower shall pay to Lender a prepayment premium in an amount equal to the greater of:
(a) one percent (1%) of the then unpaid Principal Sum; or
(b) the Discounted Yield Maintenance Prepayment Fee, as hereinafter defined. For purposes of this Paragraph 10, the term "Treasury Security" shall mean the non-callable U.S. Treasury bill, note or bond having a maturity date most closely equivalent to the Maturity Date. If more than one such non-callable bill, note or bond matures in the same month as the Maturity Date, the bill, note or bond with a coupon interest rate closest to the Interest Rate shall be the Treasury Security. For purposes of this Paragraph 10 the term "Treasury Yield" shall mean the per annum yield to maturity of the Treasury Security, as published in the Wall Street Journal on the fifth (5th)
business day prior to the date of prepayment.
If the Interest Rate is greater than the Treasury Yield, the difference between the
Interest Rate and the Treasury Yield shall be divided by twelve (12) and multiplied by the then unpaid Principal Sum to determine the monthly payment differential. The present value of the series of monthly payment differentials for the number of whole and partial months from the date of prepayment to the Maturity Date shall be calculated using the
Treasury Yield as the discount rate, compounded monthly. The resulting sum of all the discounted monthly payment differentials shall be the Discounted Yield Maintenance
Prepayment Fee.
If the Interest Rate is equal to or less than the Treasury Yield, the prepayment
			premium shall be one percent (1%) of the then unpaid Principal Sum.	On and after 1/1/2009 prepay in whole with prepayment penalty equal to the greater of 1% of unpaid principal balance or Discounted YM Fee. No prepayment penalty within 90 days of the maturity date.
33	6616001100	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.	Lockout prior to 1/1/2010, on and after prepay in whole with prepayment penalty equal to the greater of 1% of unpaid principal balance or Discounted YM Fee. No prepayment penalty within 90 days of the maturity date.
33	6639002000	Prepayment Provision	May prepay in full only with payment of the greater of a) 1% of principal balance and b) present value of monthly payment differential from prepayment until Maturity discounted on Treasury Rate closest in maturity to loan maturity date. No prepayment required with 90 days of maturity.	Lockout prior to 6/1/2006, on and after prepay in whole with prepayment penalty equal to the greater of 1% of unpaid principal balance or Discounted YM Fee. No prepayment penalty within 90 days of the maturity date.
33	6640002100	Prepayment Provision	N/A	Borrower may prepay in whole or part at anytime without prepayment penalty.
33	6645001000	Prepayment Provision	N/A	Borrower may prepay in whole or in part without prepayment premium or penalty.
33	6645002000	Prepayment Provision	N/A	Borrower may prepay in whole or in part without prepayment premium or penalty.
33	6646006000	Prepayment Provision		Borrower may prepay in whole or in part without prepayment premium or penalty.

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
34	2205201	Price/Collateral Value	N/A	43.06%
34	2233401	Price/Collateral Value	N/A	66.90%
35	2196401	Principal Received	420,000.00	540,000.00
35	2196601	Principal Received	-321,769.67	-344,463.46
35	2209801	Principal Received	-496,388.76	-1,184,166.65
35	2238101	Principal Received	10,408.22	30,277.19
36	6646006000	Rate Floor (Lifetime)	0.000000%	4.200000%
37	6640002100	Recourse (Full/Partial)		Full Recourse
37	6645002000	Recourse (Full/Partial)	Full Recourse	Partial Recourse
38	6640002100	Recourse (Y/N)	N	Y
39	6645002000	REL UPB	3,812,469.17	1,063,566.29
40	2233401	Resolution Date	7/31/2021	2/29/2020
41	2196401	Scheduled Amortization Term (Remaining)	10	11
41	2196601	Scheduled Amortization Term (Remaining)	0	21
41	6645001000	Scheduled Amortization Term (Remaining)	6	0
42	2196401	Monthly Debt Service Amount (Amortizing)	$60,000.00	$160,079.44
42	2196601	Monthly Debt Service Amount (Amortizing)	$0.00	$47,655.34
42	6645001000	Monthly Debt Service Amount (Amortizing)	$140,000.00	$0.00
43	2196601	Monthly Debt Service Amount (IO)	$40,955.34	$0.00
43	2209701	Monthly Debt Service Amount (IO)	$18,855.73	$16,855.73
43	2209801	Monthly Debt Service Amount (IO)	$0.00	$86,131.05
43	6645001000	Monthly Debt Service Amount (IO)	$0.00	$9,880.56
44	6640002100	Seasoning	126	131
45	2196601	Single Tenant	Y	N
45	2238101	Single Tenant	N	Y

Exception Description Number	Loan ID	Pool A Characteristic	Characteristic set forth on the Pool A Sample Data File	Characteristic set forth on or derived from the Pool A Source Documents
45	2243001	Single Tenant	Y	N
45	6640002100	Single Tenant	Y	N
45	6646006000	Single Tenant	Y	N/A
46	2196401	Size (Square Feet)	310,869	309,702
46	2205101	Size (Square Feet)	90,582	90,852
46	2209201	Size (Square Feet)	399,480	379,547
46	2233501	Size (Square Feet)	139,890	139,687
46	2233601	Size (Square Feet)	125,937	126,309
47	6640002100	State	NULL	FL
48	2209301	Unit Count	0	291
48	2233401	Unit Count	280	924
49	2196401	Zip Code	78238	78238; 78216
49	2238201	Zip Code	53219	53220
49	2242601	Zip Code	46825	46805
49	6639002000	Zip Code	63368; 64086; 64118; 64136; 64015; 13401; 64055; 66212; 66221; 66203; 66233; 66062;	63368; 64086; 64118; 64136; 64012; 64015; 64145; 64055; 66212; 66221; 66203; 66223; 66062; 64133
49	6640002100	Zip Code	NULL	32080

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 16, 2017.

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Pool B Assets (the “Pool B Source Documents”):

Promissory notes, modifications, consolidated, amended and restated promissory notes (collectively, the “Promissory Note”);

Loan agreements, modifications, consolidated, amended loan agreements, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Settlement Statement”);

The real estate property appraisal reports (the “Appraisal Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

Servicer reports and records and provided electronic files (the “Servicer Records”);

Wall Street Journal Market Data Center: London Interbank Offered Rates effective November 29, 2016 (the “WSJ LIBOR Rate”);

Investment review reports (the “Investment Summary”);

Property level financial statements (the “Operating Statement”);

The underwritten financial summaries (the “Pro-Forma Model”); and

Trial balance report dated December 31, 2016 (the “Trial Balance Report”).

	Pool B Characteristics	Pool B Source Documents
1	Loan Name	Identification purposes only – not applicable
2	Servicer Asset ID	Identification purposes only – not applicable
3	Note Origination Date	Promissory Note
4	Investment Type	Investment Summary
5	Total Commitment	Loan Agreement
6	Original Principal Balance	Loan Agreement
7	Current UPB	Servicer Records
8	Unfunded Commitment	Refer to calculation procedures
9	Current Pay Type	Promissory Note

	Pool B Characteristics	Pool B Source Documents
10	Adjustable Flag	Promissory Note
11	Adjustable Reset Frequency	Promissory Note
12	Adjustable Index	Promissory Note
13	Adjustable Margin	Promissory Note
14	Adjustable Rate Floor	Promissory Note
15	Current PI	Refer to calculation procedures
16	Exit Fee Percent	Promissory Note
17	Extension Options	Loan Agreement
18	Extension Term Mos	Loan Agreement
19	Extension_Fee_1	Loan Agreement
20	Extension_Fee_2	Loan Agreement
21	DSCR Current	Refer to calculation procedures
22	DSCR Stabilized	Refer to calculation procedures
23	Appraisal Date	Appraisal Report
24	Months to Stabilization	Refer to calculation procedures
25	LTV Current	Refer to calculation procedures
26	LTV Full Commitment	Refer to calculation procedures
27	Debt Yield Current	Refer to calculation procedures
28	Debt Yield Stabilized	Refer to calculation procedures
29	Collateral Type	Appraisal Report
30	Year Constructed	Appraisal Report
31	Collateral Address	Appraisal Report
32	Collateral City	Appraisal Report
33	Collateral state	Appraisal Report
34	Collateral Postal Code	Appraisal Report
35	Square Footage Tract	Appraisal Report
36	Square Footage Structure	Appraisal Report / Rent Roll
37	Units	Appraisal Report / Rent Roll
38	Rooms	Appraisal Report / Rent Roll
39	Total Reserves	Servicer Records
40	Occupancy	Rent Roll
41	County	Appraisal Report
42	Property Sub-Type	Appraisal Report
43	Year Renovated	Appraisal Report
44	Cut-off Balance per Unit	Refer to calculation procedures
45	Cut-off Date	Provided Information
46	LTV at Maturity (As-Stabilized)	Refer to calculation procedures
47	LTV at Maturity (As-Is)	Refer to calculation procedures
48	U/W NCF Debt Yield (Stabilized)	Refer to calculation procedures
49	U/W NOI Debt Yield at Maturity (As-Stabilized)	Refer to calculation procedures
50	U/W NCF Debt Yield at Maturity (As-Stabilized)	Refer to calculation procedures
51	U/W NOI Debt Yield at Maturity (As-Is)	Refer to calculation procedures
52	U/W NCF Debt Yield at Maturity (As-Is)	Refer to calculation procedures
53	As-Is Appraisal Value	Appraisal Report

	Pool B Characteristics	Pool B Source Documents
54	As-Is Date of Valuation	Appraisal Report
55	Stabilized Appraisal Value	Appraisal Report
56	Stabilized Date of Valuation	Appraisal Report
57	FIRREA Eligible (Yes/No)	Appraisal Report
58	First Payment Date	Promissory Note
59	Calculation Index Rate	WSJ LIBOR Rate
60	Calculation Interest Rate	Refer to calculation procedures
61	Interest Rate Adjustment Frequency	Promissory Note
62	Interest Calculation (30/360 / Actual/360)	Promissory Note
63	Annual Debt Service (Net Funding)	Refer to calculation procedures
64	LIBOR Cap	Promissory Note
65	Next Rate Reset Date	Servicer Records
66	Next Payment Reset Date	Servicer Records (1)
67	Payment Adjustment Frequency	Promissory Note
68	Grace Period (Default)	Promissory Note
69	Grace Period (Late Fee)	Promissory Note
70	Payment Day	Promissory Note
71	Original Amort. Term (Months)	Promissory Note
72	Original Balloon Term (Months)	Promissory Note
73	Original Interest Only Period (Months)	Promissory Note
74	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
75	Remaining Term to Amortization (Months)	Not Applicable
76	Remaining Term to Maturity (Months)	Refer to calculation procedures
77	Rem IO Period	Refer to calculation procedures
78	Maturity / ARD Date	Promissory Note
79	ARD (Yes/No)	Promissory Note
80	Final Maturity Date	Promissory Note
81	Original Fully Extended Term	Refer to calculation procedures
82	Remaining Fully Extended Term	Refer to calculation procedures
83	Amortization During Extension (Yes/No)	Promissory Note
84	Amortization Term During Extension (Months)	Promissory Note
85	Min DY For First Extension	Loan Agreement
86	Max LTV For First Extension	Loan Agreement
87	Other First Extension Requirements	Loan Agreement
88	Min DY For Second Extension	Loan Agreement
89	Max LTV For Second Extension	Loan Agreement
90	Other Second Extension Requirements	Loan Agreement
91	Min DY For Third Extension	Loan Agreement
92	Max LTV For Third Extension	Loan Agreement
93	Other Third Extension Requirements	Loan Agreement
94	Lockbox Type	Cash Management Agreement / Loan Agreement
95	Prepayment Provision	Promissory Note
96	Lockout Expiration Date	Promissory Note
97	Extension Spread Increase (Y/N)	Loan Agreement

	Pool B Characteristics	Pool B Source Documents
98	Extension Spread Increase Description	Loan Agreement
99	Original Lockout Payments (Months)	Loan Agreement
100	Prepayment Penalty Payments	Promissory Note
101	Remaining Lockout Payments	Promissory Note
102	Open Payments	Promissory Note
103	Amortization Type	Promissory Note
104	Lien Position	Title Policy
105	Ownership Interest	Title Policy
106	Cross-Collateralized	Loan Agreement
107	Existing Additional Debt (Yes/No)	Title Policy / Promissory Note / Loan Agreement
108	Existing Additional Debt Amount	Title Policy / Promissory Note / Loan Agreement
109	Existing Additional Debt Description	Title Policy / Promissory Note / Loan Agreement
110	Future Debt Permitted (Yes/No)	Loan Agreement
111	Future Debt Permitted Type	Loan Agreement
112	Future Debt Description	Loan Agreement
113	Most Recent Rent Roll/Census Date	Rent Roll
114	Major Tenant Name # 1	Rent Roll
115	Major Tenant Sq. Ft. # 1	Rent Roll
116	Major Tenant Lease Expiration Date # 1	Rent Roll
117	Major % of Sq. Ft. # 1	Rent Roll
118	Major Tenant Name # 2	Rent Roll
119	Major Tenant Sq. Ft. # 2	Rent Roll
120	Major Tenant Lease Expiration Date # 2	Rent Roll
121	Major % of Sq. Ft. # 2	Rent Roll
122	Major Tenant Name # 3	Rent Roll
123	Major Tenant Sq. Ft. # 3	Rent Roll
124	Major Tenant Lease Expiration Date # 3	Rent Roll
125	Major % of Sq. Ft. # 3	Rent Roll
126	Most Recent Operating Statement Date	Operating Statement
127	Most Recent EGI	Operating Statement
128	Annualized EGI	Refer to calculation procedures
129	Most Recent Expenses	Operating Statement
130	Annualized Expenses	Refer to calculation procedures
131	Most Recent NOI	Refer to calculation procedures
132	Annualized NOI	Refer to calculation procedures
133	Most Recent Capital Items	Operating Statement
134	Most Recent NCF	Operating Statement
135	UW NCF DSCR (In-Place)	Refer to calculation procedures
136	UW NCF DSCR (Stabilized)	Refer to calculation procedures
137	UW NOI DSCR (In-Place)	Refer to calculation procedures
138	UW NOI DSCR (Stabilized)	Refer to calculation procedures
139	U/W NOI DSCR at LIBOR Cap	Not Applicable
140	U/W NCF DSCR at LIBOR Cap	Not Applicable
141	UW Revenues (In-Place)	Pro-Forma Model

	Pool B Characteristics	Pool B Source Documents
142	UW Revenues (Stabilized)	Pro-Forma Model
143	UW EGI (In-Place)	Pro-Forma Model
144	UW EGI (Stabilized)	Pro-Forma Model
145	UW Expenses (In-Place)	Pro-Forma Model
146	UW Expenses (Stabilized)	Pro-Forma Model
147	UW NOI (In-Place)	Pro-Forma Model
148	UW NOI (Stabilized)	Pro-Forma Model
149	UW Replacement Reserves (In-Place)	Pro-Forma Model
150	UW Replacement Reserves (Stabilized)	Pro-Forma Model
151	UW TI/LC (In-Place)	Pro-Forma Model
152	UW TI/LC (Stabilized)	Pro-Forma Model
153	UW NCF (In-Place)	Pro-Forma Model
154	UW NCF (Stabilized)	Pro-Forma Model
155	UW Vacancy (In-Place)	Pro-Forma Model
156	UW Vacancy (Stabilized)	Pro-Forma Model
157	Appraisal Cap Rate (As-Is)	Appraisal Report
158	Appraisal Cap Rate (Stabilized)	Appraisal Report
159	Replacement Reserve taken at Closing	Settlement Statement
160	Monthly Replacement Reserve	Promissory Note / Loan Agreement
161	Replacement Reserve Cap	Promissory Note / Loan Agreement
162	Replacement Reserve Springing Condition	Promissory Note / Loan Agreement
163	TI/LC taken at Closing	Settlement Statement
164	Monthly TI/LC	Loan Agreement
165	TI/LC Reserve Cap	Loan Agreement
166	TI/LC Reserve Springing Condition	Loan Agreement
167	Monthly Tax Constant / Escrow	Settlement Statement
168	Tax Reserve Springing Condition	Promissory Note / Loan Agreement
169	Tax and Insurance at Closing	Settlement Statement
170	Monthly Insurance Constant / Escrow	Settlement Statement
171	Insurance Reserve Springing Condition	Promissory Note / Loan Agreement
172	Engineering Reserve Taken at Closing	Promissory Note / Loan Agreement
173	Other Reserve Monthly Amount	Settlement Statement
174	Other Reserve taken at Closing	Promissory Note / Loan Agreement
175	Description Other Reserve	Settlement Statement
176	Other Reserve Cap	Promissory Note / Loan Agreement
177	Owner Occupancy > 5%	Promissory Note / Loan Agreement
178	Sponsor	Investment Summary
179	Single Tenant (Yes/No)	Rent Roll
180	Letter of Credit	Loan Agreement
181	Earnout/Holdback	Loan Agreement/Settlement Statement
182	Earnout/Holdback Description	Loan Agreement
183	Loan Status	Trial Balance Report
184	01/31/2017 NPV (if applicable)	Servicer Records
185	02/28/2017 NPV (if applicable)	Servicer Records

	Pool B Characteristics	Pool B Source Documents
186	03/31/2017 NPV (if applicable)	Servicer Records
187	04/30/2017 NPV (if applicable)	Servicer Records
188	05/31/2017 NPV (if applicable)	Servicer Records
189	06/30/2017 NPV (if applicable)	Servicer Records
190	07/31/2017 NPV (if applicable)	Servicer Records
191	08/31/2017 NPV (if applicable)	Servicer Records
192	09/30/2017 NPV (if applicable)	Servicer Records
193	10/31/2017 NPV (if applicable)	Servicer Records
194	11/30/2017 NPV (if applicable)	Servicer Records
195	12/31/2017 NPV (if applicable)	Servicer Records
196	01/31/2018 NPV (if applicable)	Servicer Records
197	02/28/2018 NPV (if applicable)	Servicer Records
198	03/31/2018 NPV (if applicable)	Servicer Records
199	04/30/2018 NPV (if applicable)	Servicer Records
200	05/31/2018 NPV (if applicable)	Servicer Records
201	06/30/2018 NPV (if applicable)	Servicer Records
202	07/31/2018 NPV (if applicable)	Servicer Records
203	08/31/2018 NPV (if applicable)	Servicer Records
204	09/30/2018 NPV (if applicable)	Servicer Records
205	10/31/2018 NPV (if applicable)	Servicer Records
206	11/30/2018 NPV (if applicable)	Servicer Records
207	12/31/2018 NPV (if applicable)	Servicer Records
208	01/31/2019 NPV (if applicable)	Servicer Records
209	02/28/2019 NPV (if applicable)	Servicer Records
210	03/31/2019 NPV (if applicable)	Servicer Records
211	04/30/2019 NPV (if applicable)	Servicer Records
212	05/31/2019 NPV (if applicable)	Servicer Records
213	06/30/2019 NPV (if applicable)	Servicer Records
214	07/31/2019 NPV (if applicable)	Servicer Records
215	08/31/2019 NPV (if applicable)	Servicer Records
216	09/30/2019 NPV (if applicable)	Servicer Records
217	10/31/2019 NPV (if applicable)	Servicer Records
218	11/30/2019 NPV (if applicable)	Servicer Records
219	12/31/2019 NPV (if applicable)	Servicer Records
220	01/31/2020 NPV (if applicable)	Servicer Records
221	02/29/2020 NPV (if applicable)	Servicer Records
222	03/31/2020 NPV (if applicable)	Servicer Records
223	04/30/2020 NPV (if applicable)	Servicer Records
224	05/31/2020 NPV (if applicable)	Servicer Records
225	06/30/2020 NPV (if applicable)	Servicer Records
226	07/31/2020 NPV (if applicable)	Servicer Records
227	08/31/2020 NPV (if applicable)	Servicer Records
228	09/30/2020 NPV (if applicable)	Servicer Records
229	10/31/2020 NPV (if applicable)	Servicer Records
230	11/30/2020 NPV (if applicable)	Servicer Records
231	12/31/2020 NPV (if applicable)	Servicer Records
232	01/31/2021 NPV (if applicable)	Servicer Records
233	02/28/2021 NPV (if applicable)	Servicer Records

(1)	We were instructed by representatives of the Company to set the Next Payment Reset Date equal to the Next Rate Reset Date.

With respect to Characteristic 8, we recomputed the Unfunded Commitment by subtracting the (i) Current UPB from (ii) Total Commitment.

With respect to Characteristic 15, we recomputed the Current PI by dividing (i) Annual Debt Service (Net Funding) by (ii) twelve.

With respect to Characteristic 21, we recomputed the DSCR Current by dividing the (i) Most Recent NOI by (ii) Annual Debt Service (Net Funding).

With respect to Characteristic 22, we recomputed the DSCR Stabilized by dividing the (i) UW NOI (Stabilized) by (ii) the product of the (a) Total Commitment and (b) Calculation Interest Rate.

With respect to Characteristic 24, we recomputed the Months to Stabilization by determining the number of calendar months from the (i) Cut-off Date to the (ii) date that is determined by adding the (i) hold period months (as set forth on the Pro-Forma Model) to the (ii) Note Origination Date, to a result no less than zero.

With respect to Characteristic 25, we recomputed the LTV Current by dividing the (i) Current UPB by (ii) As-is Appraisal Value.

With respect to Characteristic 26, we recomputed the LTV Full Commitment by dividing the (i) Total Commitment by (ii) Stabilized Appraisal Value.

With respect to Characteristic 27, we recomputed the Debt Yield Current by dividing the (i) Annualized NOI by (ii) Current UPB.

With respect to Characteristic 28, we recomputed the Debt Yield Stabilized by dividing the (i) UW NOI (Stabilized) by (ii) Total Commitment.

With respect to Characteristic 44, we recomputed the Cut-off Balance per Unit by dividing the (i) Current UPB by (ii) Square Footage Structure (with respect to Pool B Assets with Collateral Types indicated on the Pool B Data File as “Office” or “Industrial”), Units (with respect to Pool B Assets with a Collateral Type indicated on the Pool B Data File as “Mixed Use”) or Rooms (with respect to Pool B Assets with a Collateral Type indicated on the Pool B Data File as “Hospitality”).

With respect to Characteristic 46, we recomputed the LTV at Maturity (As-Stabilized) by dividing the (i) Total Commitment by (ii) Stabilized Appraisal Value.

With respect to Characteristic 47, we recomputed the LTV at Maturity (As-Is) by dividing the (i) Total Commitment by (ii) As-Is Appraisal Value.

With respect to Characteristic 48, we recomputed the U/W NCF Debt Yield (Stabilized) by dividing the (i) UW NCF (Stabilized) by (ii) Total Commitment.

With respect to Characteristic 49, we recomputed the U/W NOI Debt Yield at Maturity (As-Stabilized) by dividing the (i) UW NOI (Stabilized) by (ii) Total Commitment.

With respect to Characteristic 50, we recomputed the U/W NCF Debt Yield at Maturity (As-Stabilized) by dividing the (i) UW NCF (Stabilized) by (ii) Total Commitment.

With respect to Characteristic 51, we recomputed the U/W NOI Debt Yield at Maturity (As-is) by dividing (ii) U/W NOI (In-Place) by (ii) Total Commitment.

With respect to Characteristic 52, we recomputed the U/W NCF Debt Yield at Maturity (As-is) by dividing the (i) UW NCF (In-Place) by (ii) Total Commitment.

With respect to Characteristic 60, we recomputed the Calculation Interest Rate by summing the (i) Calculation Index Rate and (ii) Adjustable Margin, to a result no less than the Adjustable Rate Floor.

With respect to Characteristic 63, we recomputed the Annual Debt Service (Net Funding) by dividing (i) the product of the (a) Current UPB (b) Calculation Interest Rate and (c) 365 by (ii) 360.

With respect to Characteristic 74, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 76, we recomputed the Remaining Term to Maturity (Months) by determining the number of payment dates following the Cut-off Date to and inclusive of the Maturity / ARD Date.

With respect to Characteristic 77, we recomputed the Rem IO Period by determining the number of payment dates following the Cut-off Date to and inclusive of the Maturity / ARD Date. All Pool B Assets have a Current Pay Type of “Interest Only.”

With respect to Characteristic 81, we recomputed the Original Fully Extended Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Final Maturity Date.

With respect to Characteristic 82, we recomputed the Remaining Fully Extended Term by determining the number of payment dates following the Cut-off Date to and inclusive of the Final Maturity Date.

With respect to Characteristic 128, we recomputed the Annualized EGI by multiplying the (i) Most Recent EGI by (ii) the ratio obtained by dividing (a) 12 by (b) number of calendar months from 12/31/2015 to and inclusive of the Most Recent Operating Statement Date.

With respect to Characteristic 130, we recomputed the Annualized Expenses by multiplying the (i) Most Recent Expenses by (ii) the ratio obtained by dividing (a) 12 by (b) number of calendar months from 12/31/2015 to and inclusive of the Most Recent Operating Statement Date.

With respect to Characteristic 131, we recomputed the Most Recent NOI by subtracting the (i) Most Recent Expenses from (ii) Most Recent EGI.

With respect to Characteristic 132, we recomputed the Annualized NOI by subtracting the (i) Annualized Expenses from (ii) Annualized EGI.

With respect to Characteristic 135, we recomputed UW NCF DSCR (In-Place) by dividing the (i) UW NCF (In-Place) by (ii) Annual Debt Service (Net Funding).

With respect to Characteristic 136, we recomputed UW NCF DSCR (Stabilized) by dividing the (i) UW NCF (Stabilized) by (ii) Annual Debt Service (Net Funding).

With respect to Characteristic 137, we recomputed UW NOI DSCR (In-Place) by dividing the (i) UW NOI (In-Place) by (ii) Annual Debt Service (Net Funding).

With respect to Characteristic 138, we recomputed UW NOI DSCR (Stabilized) by dividing the (i) UW NOI (Stabilized) by (ii) Annual Debt Service (Net Funding).